UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-21698
The Gabelli Global Gold, Natural Resources & Income Trust

(Exact name of registrant as specified in charter)
One Corporate Center
Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)
Bruce N. Alpert
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422

(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-800-422-3554
Date of fiscal year end: December 31
Date of reporting period: September 30, 2009
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
The Schedule(s) of Investments is attached herewith.
The Gabelli Global Gold, Natural Resources & Income Trust
Third Quarter Report
September 30, 2009
To Our Shareholders,
     The Gabelli Global Gold, Natural Resources & Income Trust’s (the “Fund”) net asset value (“NAV”) total return was 19.1% during the third quarter of 2009, compared with 8.2%, 4.2%, 12.9%, and 19.1% for the Chicago Board Options Exchange (“CBOE”) S&P 500 Buy/Write Index, the Barclays Capital Government/Corporate Bond Index, the Amex Energy Select Sector Index, and for the Philadelphia Gold & Silver Index, respectively.
     Enclosed is the investment portfolio as of September 30, 2009.
Comparative Results
Average Annual Returns through September 30, 2009 (a)

					Since
		Year to			Inception
	Quarter	Date	1 Year	3 Year	(03/31/05)
Gabelli Global Gold, Natural Resources & Income Trust
NAV Total Return (b)	19.06%	60.30%	(7.12)%	(3.02)%	3.50%
Investment Total Return (c)	17.64	29.28	(12.41)	(3.11)	2.83
CBOE S&P 500 Buy/Write Index	8.18	16.52	(8.15)	(2.83)	0.93
Philadelphia Gold & Silver Index	19.14	34.11	27.18	9.81	14.59
Amex Energy Select Sector Index	12.92	14.72	(13.70)	1.94	6.89
Barclays Capital Government/Corporate Bond Index	4.16	4.74	11.46	6.25	5.45

(a)
Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. When shares are sold, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The CBOE S&P 500 Buy/Write Index is an unmanaged benchmark index designed to reflect the return on a portfolio that consists of a long position in the stocks in the S&P 500 Index and a short position in a S&P 500 (SPX) call option. The Philadelphia Gold & Silver Index is an unmanaged indicator of stock market performance of large North American gold and silver companies, while the Amex Energy Select Sector Index is an unmanaged indicator of stock market performance of large U.S. companies involved in the development or production of energy products. The Barclays Capital Government/Corporate Bond Index is an unmanaged market value weighted index that tracks the total return performance of fixed rate, publicly placed, dollar denominated obligations. Dividends and interest income are considered reinvested. You cannot invest directly in an index.

(b)
Total returns and average annual returns reflect changes in the NAV per share and reinvestment of distributions at NAV on the ex-dividend date and are net of expenses. Since inception return is based on an initial NAV of $19.06.

(c)
Total returns and average annual returns reflect changes in closing market values on the NYSE Amex and reinvestment of distributions. Since inception return is based on an initial offering price of $20.00.

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers’ commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

THE GABELLI GLOBAL GOLD, NATURAL RESOURCES & INCOME TRUST
SCHEDULE OF INVESTMENTS
September 30, 2009 (Unaudited)

		Market
Shares		Value

	COMMON STOCKS — 83.9%
	Energy and Energy Services — 34.1%
27,500	Apache Corp.	$2,525,325
63,000	Baker Hughes Inc. (a)	2,687,580
220,000	BG Group plc	3,821,837
358,000	BJ Services Co. (a)	6,955,940
106,000	BP plc, ADR (a)	5,642,380
130,500	Chesapeake Energy Corp. (a)	3,706,200
43,400	Chevron Corp. (a)	3,056,662
307,692	Comanche Energy Inc.† (b)(c)(d)	0
100,000	ConocoPhillips (a)	4,516,000
143,000	Devon Energy Corp. (a)	9,628,190
40,000	Diamond Offshore Drilling Inc. (a)	3,820,800
450,000	El Paso Corp.	4,644,000
74,000	Exxon Mobil Corp. (a)	5,077,140
65,000	Galp Energia SGPS SA, Cl. B	1,124,298
259,000	Halliburton Co. (a)	7,024,080
234,000	Heritage Oil plc†	1,837,685
161,200	Imperial Oil Ltd.	6,135,432
208,000	Marathon Oil Corp. (a)	6,635,200
119,000	Murphy Oil Corp. (a)	6,850,830
285,000	Nabors Industries Ltd.† (a)	5,956,500
70,000	Nexen Inc.	1,579,900
198,000	Noble Corp. (a)	7,516,080
281,500	Petroleo Brasileiro SA, ADR (a)	12,920,850
233,000	Rowan Companies Inc. (a)	5,375,310
130,000	Royal Dutch Shell plc, Cl. A	3,705,411
117,500	Saipem SpA	3,538,618
91,700	Sasol Ltd., ADR (a)	3,495,604
88,400	StatoilHydro ASA, ADR (a)	1,992,536
269,000	Suncor Energy Inc. (a)	9,296,640
40,000	Technip SA	2,555,022
59,000	Tesoro Corp. (a)	883,820
200,800	The Williams Companies Inc. (a)	3,588,296
32,500	Total SA, ADR	1,925,950
88,500	Transocean Ltd.† (a)	7,569,405
76,100	Valero Energy Corp. (a)	1,475,579
328,000	Weatherford International Ltd.† (a)	6,799,440
194,000	XTO Energy Inc. (a)	8,016,080

		173,880,620

	Metals and Mining — 49.8%
255,000	Agnico-Eagle Mines Ltd. (a)	17,301,750
154,000	Anglo American plc†	4,905,101
46,250	Anglo Platinum Ltd.†	4,106,596
308,000	AngloGold Ashanti Ltd., ADR (a)	12,554,080
330,300	Barrick Gold Corp. (a)	12,518,370
70,000	BHP Billiton Ltd., ADR (a)	4,620,700
130,000	Compania de Minas Buenaventura SA, ADR	4,577,300

		Market
Shares		Value

325,000	Eldorado Gold Corp.†	$3,691,216
175,000	Equinox Minerals Ltd.†	565,544
60,000	Franco-Nevada Corp.	1,574,184
175,000	Franco-Nevada Corp. (e)	4,591,370
115,792	Freeport-McMoRan Copper & Gold Inc. (a)	7,944,489
538,500	Fresnillo plc	6,643,899
200,000	Gold Fields Ltd.	2,702,343
1,116,600	Gold Fields Ltd., ADR (a)	15,386,748
279,300	Goldcorp Inc. (a)	11,275,341
706,100	Harmony Gold Mining Co. Ltd., ADR (a)	7,724,734
969,700	Hochschild Mining plc	4,850,670
200,000	IAMGOLD Corp.	2,828,000
412,000	Impala Platinum Holdings Ltd.	9,597,977
216,140	Ivanhoe Mines Ltd.† (a)	2,764,431
50,000	Ivanhoe Mines Ltd.† (c)	639,500
88,000	Kazakhmys plc	1,510,452
552,900	Kinross Gold Corp. (a)	11,997,930
2,298,488	Lihir Gold Ltd.†	5,677,633
250,600	Lundin Mining Corp.† (a)	840,312
490,646	Newcrest Mining Ltd.	13,807,848
170,000	Newmont Mining Corp. (a)	7,483,400
12,537,555	PanAust Ltd.†	5,419,709
61,300	Peabody Energy Corp. (a)	2,281,586
210,007	Randgold Resources Ltd., ADR (a)	14,675,289
574,000	Red Back Mining Inc.†	6,449,559
47,000	Rio Tinto plc, ADR (a)	8,003,630
157,700	Royal Gold Inc.	7,191,120
78,700	Vale SA, ADR (a)	1,820,331
62,000	Vedanta Resources plc	1,884,613
721,005	Xstrata plc†	10,629,789
1,031,200	Yamana Gold Inc. (a)	11,044,152

		254,081,696

	TOTAL COMMON STOCKS	427,962,316

	CONVERTIBLE PREFERRED STOCKS — 1.7%
	Metals and Mining — 1.7%
51,720	Freeport-McMoRan Copper & Gold Inc., 6.750% Cv. Pfd	5,327,160
10,000	Vale Capital II, 6.750%, Cv. Pfd., Ser. VALe	689,500
35,000	Vale Capital II, 6.750%, Cv. Pfd., Ser. VALE	2,476,950
6,000	Vale Capital Ltd., 5.500% Cv. Pfd., Ser. RIO	276,060

	TOTAL CONVERTIBLE PREFERRED STOCKS	8,769,670

See accompanying notes to schedule of investments.

THE GABELLI GLOBAL GOLD, NATURAL RESOURCES & INCOME TRUST
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2009 (Unaudited)

		Market
Shares		Value

	WARRANTS — 0.1%
	Energy and Energy Services — 0.0%
34,091	Comanche Energy Inc., Cl. A, expire 06/13/13† (b)(c)(d)	$0
36,197	Comanche Energy Inc., Cl. B, expire 06/13/13† (b)(c)(d)	0
82,965	Comanche Energy Inc., Cl. C, expire 06/13/13† (b)(c)(d)	0

		0

	Metals and Mining — 0.1%
62,500	Franco-Nevada Corp., expire 03/13/12† (b)(d)(e)	154,833
87,500	Franco-Nevada Corp., expire 06/16/17† (e)	506,702

		661,535

	TOTAL WARRANTS	661,535

Principal
Amount
	CONVERTIBLE CORPORATE BONDS — 2.2%
	Energy and Energy Services — 0.9%
$1,500,000	Chesapeake Energy Corp., Cv., 2.250%, 12/15/38	1,128,750
2,000,000	Nabors Industries Inc., Cv., 0.940%, 05/15/11	1,942,500
500,000	Transocean Ltd., Ser. A, Cv., 1.625%, 12/15/37	500,000
1,000,000	Transocean Ltd., Ser. B, Cv., 1.500%, 12/15/37	970,000

		4,541,250

	Metals and Mining — 1.3%
270,000	Alcoa Inc., Cv., 5.250%, 03/15/14	595,350
5,000,000	Newmont Mining Corp., Cv., 1.625%, 07/15/17	5,868,750

		6,464,100

	TOTAL CONVERTIBLE CORPORATE BONDS	11,005,350

	CORPORATE BONDS — 8.3%
	Energy and Energy Services — 3.0%
3,575,507	Comanche Energy Inc., PIK, 15.500%, 06/13/13 (b)(c)(d)	1,783,595
2,500,000	Compagnie Generale de Geophysique-Veritas, 7.500%, 05/15/15	2,500,000

Principal		Market
Amount		Value

$2,000,000	Marathon Oil Corp., 6.000%, 10/01/17	$2,105,476
2,000,000	PetroHawk Energy Corp., 9.125%, 07/15/13	2,065,000
2,000,000	Suncor Energy Inc., 6.100%, 06/01/18	2,093,644
1,000,000	Tesoro Corp., 6.250%, 11/01/12	985,000
500,000	Tesoro Corp., 9.750%, 06/01/19	522,500
2,500,000	Weatherford International Ltd., 9.625%, 03/01/19	3,134,700

		15,189,915

	Metals and Mining — 5.3%
2,000,000	AK Steel Corp., 7.750%, 06/15/12	2,017,500
3,000,000	Alcoa Inc., 6.000%, 07/15/13	3,134,211
5,000,000	ArcelorMittal, 5.375%, 06/01/13	5,116,050
2,000,000	Freeport-McMoRan Copper & Gold Inc., 8.250%, 04/01/15	2,129,846
2,000,000	Peabody Energy Corp., Ser. B, 6.875%, 03/15/13	2,030,000
2,000,000	Rio Tinto Finance (USA) Ltd., 5.875%, 07/15/13	2,156,682
1,000,000	Rio Tinto Finance (USA) Ltd., 8.950%, 05/01/14	1,181,318
4,000,000	United States Steel Corp., 6.050%, 06/01/17	3,741,548
5,000,000	Xstrata Canada Corp., 7.250%, 07/15/12	5,388,660

		26,895,815

	TOTAL CORPORATE BONDS	42,085,730

	U.S. GOVERNMENT OBLIGATIONS — 3.8%
19,210,000	U.S. Treasury Bills, 0.065% to 0.427%††, 10/01/09 to 12/31/09	19,206,344

TOTAL INVESTMENTS — 100.0% (Cost $518,285,611)		$509,690,945

	Aggregate book cost	$518,285,611

	Gross unrealized appreciation	$44,862,057
	Gross unrealized depreciation	(53,456,723)

	Net unrealized appreciation/depreciation	$(8,594,666)

See accompanying notes to schedule of investments.

THE GABELLI GLOBAL GOLD, NATURAL RESOURCES & INCOME TRUST
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2009 (Unaudited)

Number of		Expiration Date/	Market
Contracts		Exercise Price	Value

	OPTION CONTRACTS WRITTEN — (3.9)%
	Call Options Written — (3.8)%
150	Agnico-Eagle Mines Ltd.	Oct. 09/65	$66,000
1,200	Agnico-Eagle Mines Ltd.	Nov. 09/65	816,000
1,200	Agnico-Eagle Mines Ltd.	Nov. 09/80	150,000
79	Anglo American plc(f)	Oct. 09/2200	12,626
75	Anglo American plc(f)	Nov. 09/2400	18,579
3,050	AngloGold Ashanti Ltd., ADR	Jan. 10/50	491,050
275	Apache Corp.	Oct. 09/90	96,250
225	Baker Hughes Inc.	Oct. 09/40	74,250
365	Baker Hughes Inc.	Oct. 09/43	49,275
40	Baker Hughes Inc.	Oct. 09/45	2,600
1,432	Baker Hughes Inc.	Jan. 10/46	332,940
800	Barrick Gold Corp.	Oct. 09/37.50	120,000
230	Barrick Gold Corp.	Oct. 09/40	12,650
2,273	Barrick Gold Corp.	Oct. 09/42.50	39,778
220	BG Group plc(f)	Dec. 09/10	92,294
350	BHP Billiton Ltd., ADR	Nov. 09/70	75,250
350	BHP Billiton Ltd., ADR	Nov. 09/75	35,000
735	BP plc, ADR	Oct. 09/50	260,190
325	BP plc, ADR	Oct. 09/55	13,000
223	Chesapeake Energy Corp.	Oct. 09/24	104,810
400	Chesapeake Energy Corp.	Jan. 10/28	132,000
350	Chesapeake Energy Corp.	Jan. 10/31	71,750
332	Chesapeake Energy Corp.	Jan. 10/35	34,860
434	Chevron Corp.	Dec. 09/75	52,080
650	Compania de Minas Buenaventura SA, ADR	Oct. 09/30	331,500
650	Compania de Minas Buenaventura SA, ADR	Dec. 09/35	214,500
1,000	ConocoPhillips	Nov. 09/49	56,000
1,430	Devon Energy Corp.	Jan. 10/75	354,640
110	Diamond Offshore Drilling Inc.	Dec. 09/108.13	23,375
290	Diamond Offshore Drilling Inc.	Jan. 10/105	114,550
4,000	El Paso Corp.	Oct. 09/10	220,000
500	El Paso Corp.	Oct. 09/11	7,500
3,250	Eldorado Gold Corp.(g)	Nov. 09/14	129,010
140	Exxon Mobil Corp.	Oct. 09/65	53,340
225	Exxon Mobil Corp.	Oct. 09/70	14,400
225	Exxon Mobil Corp.	Oct. 09/75	1,800
150	Exxon Mobil Corp.	Nov. 09/70	24,300
600	Franco-Nevada Corp.(g)	Oct. 09/29	28,020
1,750	Franco-Nevada Corp.(g)	Oct. 09/30	32,690
31	Gold Fields Ltd., ADR	Oct. 09/9	14,880
700	Gold Fields Ltd., ADR	Oct. 09/11	201,250
9,100	Gold Fields Ltd., ADR	Oct. 09/12.50	1,319,500
2,919	Gold Fields Ltd., ADR	Oct. 09/14	154,707

Number of		Expiration Date/	Market
Contracts		Exercise Price	Value

416	Gold Fields Ltd., ADR	Nov. 09/16	$16,640
268	Goldcorp Inc.	Oct. 09/26	380,560
275	Goldcorp Inc.	Oct. 09/40	48,125
500	Goldcorp Inc.	Oct. 09/41	65,000
250	Goldcorp Inc.	Oct. 09/42.50	18,000
1,500	Goldcorp Inc.	Oct. 09/45	45,000
434	Halliburton Co.	Oct. 09/24	132,370
406	Halliburton Co.	Oct. 09/25	103,936
400	Halliburton Co.	Jan. 10/27	93,600
1,350	Halliburton Co.	Jan. 10/31	125,550
5,788	Harmony Gold Mining Co. Ltd., ADR	Nov. 09/11	520,920
273	Harmony Gold Mining Co. Ltd., ADR	Jan. 10/10	49,140
1,000	Harmony Gold Mining Co. Ltd., ADR	Jan. 11/10	315,000
2,000	IAMGOLD Corp.	Dec. 09/10	870,000
1,612	Imperial Oil Ltd.(g)	Nov. 09/44	52,697
2,660	Ivanhoe Mines Ltd.	Dec. 09/7.50	1,449,700
5,000	Kinross Gold Corp.	Nov. 09/22.50	690,000
500	Kinross Gold Corp.	Jan. 10/22.50	97,000
2,265	Lihir Gold Ltd.(h)	Oct. 09/3.22	49,155
500	Marathon Oil Corp.	Oct. 09/26	297,500
480	Marathon Oil Corp.	Oct. 09/32.50	28,800
500	Marathon Oil Corp.	Oct. 09/34	10,000
600	Marathon Oil Corp.	Jan. 10/37	42,000
210	Murphy Oil Corp.	Oct. 09/60	14,700
490	Murphy Oil Corp.	Jan. 10/65	84,525
490	Murphy Oil Corp.	Jan. 10/70	39,200
2,850	Nabors Industries Ltd.	Dec. 09/24	228,000
275	Newcrest Mining Ltd.(h)	Oct. 09/33.36	147,649
135	Newcrest Mining Ltd.(h)	Oct. 09/34.28	55,261
1,700	Newmont Mining Corp.	Dec. 09/50	258,400
700	Nexen Inc.	Oct. 09/22.50	49,000
1,980	Noble Corp.	Dec. 09/42	272,250
613	Peabody Energy Corp.	Dec. 09/41	125,665
575	Petroleo Brasileiro SA, ADR	Oct. 09/35	635,375
230	Petroleo Brasileiro SA, ADR	Oct. 09/44	59,800
210	Petroleo Brasileiro SA, ADR	Oct. 09/46	26,250
1,000	Petroleo Brasileiro SA, ADR	Oct. 09/47.50	70,000
800	Petroleo Brasileiro SA, ADR	Oct. 09/50	20,000
335	Randgold Resources Ltd., ADR	Oct. 09/65	188,940
1,765	Randgold Resources Ltd., ADR	Dec. 09/85	322,113

See accompanying notes to schedule of investments.

THE GABELLI GLOBAL GOLD, NATURAL RESOURCES & INCOME TRUST
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2009 (Unaudited)

Number of		Expiration Date/	Market
Contracts		Exercise Price	Value

	OPTION CONTRACTS WRITTEN (Continued)
	Call Options Written (Continued)
2,490	Red Back Mining Inc.(g)	Oct. 09/12	$104,656
1,000	Red Back Mining Inc.(g)	Oct. 09/13	14,010
2,250	Red Back Mining Inc.(g)	Jan. 10/13	210,153
50	Rio Tinto plc, ADR	Oct. 09/140	152,500
120	Rio Tinto plc, ADR	Oct. 09/155	201,600
150	Rio Tinto plc, ADR	Oct. 09/190	12,750
150	Rio Tinto plc, ADR	Oct. 09/190	122,250
1,330	Rowan Companies Inc.	Oct. 09/22.50	192,850
1,000	Rowan Companies Inc.	Jan. 10/25	152,500
127	Royal Dutch Shell plc, Cl. A(f)	Dec. 09/1900	54,293
1,020	Royal Gold Inc.	Oct. 09/45	198,900
275	Royal Gold Inc.	Jan. 10/45	129,250
275	Royal Gold Inc.	Jan. 10/50	74,938
235	Saipem SpA(i)	Dec. 09/20	250,136
917	Sasol Ltd., ADR	Dec. 09/45	36,680
584	StatoilHydro ASA, ADR	Oct. 09/22.50	43,800
300	StatoilHydro ASA, ADR	Oct. 09/25	3,000
1,300	Suncor Energy Inc.	Dec. 09/38	195,000
1,390	Suncor Energy Inc.	Jan. 10/40	194,600
200	Technip SA(i)	Dec. 09/48	55,754
200	Technip SA(i)	Dec. 09/56	15,512
95	Tesoro Corp.	Nov. 09/15	10,925
495	Tesoro Corp.	Nov. 09/16	37,125
2,008	The Williams Companies Inc.	Nov. 09/20	64,256
325	Total SA, ADR	Nov. 09/65	14,625
875	Transocean Ltd.	Nov. 09/85	455,000
787	Vale SA	Dec. 09/25	81,848
761	Valero Energy Corp.	Oct. 09/19	65,446
62	Vedanta Resources plc(f)	Dec. 09/2400	31,955
2,675	Weatherford International Ltd.	Nov. 09/23	227,375
600	Weatherford International Ltd.	Nov. 09/24	33,000
478	Xstrata plc(f)	Oct. 09/960	179,521
243	Xstrata plc(f)	Dec. 09/8.41	522,334
1,070	XTO Energy Inc.	Nov. 09/46	74,900
870	XTO Energy Inc.	Nov. 09/47	52,200
287	Yamana Gold Inc.	Oct. 09/7	104,755
2,025	Yamana Gold Inc.	Oct. 09/10	162,000
8,000	Yamana Gold Inc.	Oct. 09/11	280,000

TOTAL CALL OPTIONS WRITTEN
	(Premiums received $17,928,030)		$19,359,412

Number of		Expiration Date/	Market
Contracts		Exercise Price	Value

	Put Options Written — (0.1)%
175	Devon Energy Corp.	Oct. 09/50	$875
100	Diamond Offshore Drilling Inc.	Dec. 09/90	45,000
900	Franco-Nevada Corp.(g)	Oct. 09/25	6,725
500	Halliburton Co.	Oct. 09/20	2,000
800	Harmony Gold Mining Co. Ltd., ADR	Nov. 09/9	20,000
250	Lonmin plc(f)	Mar. 10/14	417,519
500	Massey Energy Co.	Oct. 09/21	2,500
175	Murphy Oil Corp.	Oct. 09/50	2,625
1,000	Petroleo Brasileiro SA, ADR	Jan. 10/25	5,000
400	Pride International Inc.	Oct. 09/22.50	3,000
300	Rowan Companies Inc.	Oct. 09/17.50	3,000
200	Rowan Companies Inc.	Oct. 09/20	2,500
500	Royal Gold Inc.	Jan. 10/35	40,000
310	Suncor Energy Inc.	Dec. 09/28	21,700
700	Tesoro Corp.	Nov. 09/14	51,100
150	Transocean Ltd.	Nov. 09/80	36,000
525	Weatherford International Ltd.	Nov. 09/16	13,125

TOTAL PUT OPTIONS WRITTEN
	(Premiums received $1,473,525)		$672,669

	Aggregate premiums		$19,401,555

	Gross unrealized appreciation		$5,516,295
	Gross unrealized depreciation		(6,146,821)

	Net unrealized appreciation/depreciation		$(630,526)

(a)	Securities, or a portion thereof, with a value of $170,686,167 were pledged as collateral for options written.
(b)	Security fair valued under procedures established by the Board of Trustees. The procedures may include reviewing available financial information about the company and reviewing the valuation of comparable securities and other factors on a regular basis. At September 30, 2009, the market value of fair valued securities amounted to $1,938,428 or 0.38% of total investments.

See accompanying notes to schedule of investments.

THE GABELLI GLOBAL GOLD, NATURAL RESOURCES & INCOME TRUST
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2009 (Unaudited)

(c)	At September 30, 2009, the Fund held investments in restricted securities amounting to $2,423,095 or 0.48% of total investments, which were value under methods approved by the Board of Trustees as follows:

Acquisition
Shares/				09/30/09
Principal		Acquisition	Acquisition	Carrying Value
Amount	Issuer	Date	Cost	Per Unit
307,692	Comanche Energy Inc.	06/17/08	$1,849,998	—
34,091	Comanche Energy Inc., Cl. A, Warrants expire 06/13/13	06/17/08	93,750	—
36,197	Comanche Energy Inc., Cl. B, Warrants expire 06/13/13	06/17/08	93,750	—
82,965	Comanche Energy Inc., Cl. C, Warrants expire 06/13/13	06/17/08	187,501	—
$3,575,507	Comanche Energy Inc., 12.500%, 06/13/13	06/17/08	3,350,507	$49.8837
50,000	Ivanhoe Mines Ltd.	04/25/05	337,897	12.7900

(d)	Illiquid security.
(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2009, the market value of the Rule 144A securities amounted to $5,252,905 or 1.03% of total investments.
(f)	Exercise price denoted in British Pounds.
(g)	Exercise price denoted in Canadian dollars.
(h)	Exercise price denoted in Australian dollars.
(i)	Exercise price denoted in Euros.
†	Non-income producing security.
††	Represents annualized yield at date of purchase.
ADR	American Depositary Receipt.
PIK	Payment-in-kind.

	% of
	Market	Market
Geographic Diversification	Value	Value
Long Positions
North America	54.8%	$279,188,627
Europe	22.0	111,882,855
South Africa	10.9	55,568,082
Asia/Pacific	6.4	32,863,890
Latin America	5.9	30,187,491

Total Investments	100.0%	$509,690,945

Short Positions
North America	(2.1)%	$(10,879,485)
Europe	(0.8)	(3,965,115)
South Africa	(0.6)	(3,139,767)
Latin America	(0.3)	(1,685,398)
Asia/Pacific	(0.1)	(362,316)

Total Investments	(3.9)%	$(20,032,081)

See accompanying notes to schedule of investments.

THE GABELLI GLOBAL GOLD, NATURAL RESOURCES & INCOME TRUST
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
1. Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).
     Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.
     Securities and assets for which market quotations are not readily available are fair valued as determined by the Board.
     The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:
•	Level 1 – quoted prices in active markets for identical securities;

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 – significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).

THE GABELLI GLOBAL GOLD, NATURAL RESOURCES & INCOME TRUST
NOTES TO SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
     The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments and other financial instruments by inputs used to value the Fund’s investments as of September 30, 2009 is as follows:

	Valuation Inputs
	Level 1	Level 2 Other Significant	Level 3 Significant	Total Market Value
	Quoted Prices	Observable Inputs	Unobservable Inputs	at 9/30/09
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks
Energy and Energy Services	$173,880,620	$—	$0	$173,880,620
Metals and Mining	254,081,696	—	—	254,081,696

Total Common Stocks	427,962,316	—	0	427,962,316

Convertible Preferred Stocks (a)	8,769,670	—	—	8,769,670
Warrants
Energy and Energy Services	—	—	0	0
Metals and Mining	—	661,535	—	661,535
Convertible Corporate Bonds	—	11,005,350	—	11,005,350
Corporate Bonds	—	40,302,135	1,783,595	42,085,730
U.S. Government Obligations	—	19,206,344	—	19,206,344

TOTAL INVESTMENTS IN SECURITIES	$436,731,986	$71,175,364	$1,783,595	$509,690,945

INVESTMENTS IN SECURITIES:
LIABILITIES (Market Value):
Call Options Written	$(14,784,797)	$(4,574,615)	$—	$(19,359,412)
Put Options Written	(449,244)	(223,425)	—	(672,669)

TOTAL INVESTMENTS IN SECURITIES	$(15,234,041)	$(4,798,040)	$—	$(20,032,081)

OTHER FINANCIAL INSTRUMENTS:
ASSETS (Unrealized Appreciation): *
Equity Swap Agreements	$—	$4,831,880	$—	$4,831,880

(a)	Security and industry classifications for these categories are detailed in the Schedule of Investments.
*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards, and swaps, which are valued at the unrealized appreciation/depreciation of the investment.
     The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

								Net change
								in unrealized
								appreciation/
								depreciation
				Change in				during the
	Balance	Accrued	Realized	unrealized	Net	Transfers in	Balance	period on Level 3
	as of	discounts/	gain/	appreciation/	purchases/	and/or out	as of	investments held
	12/31/08	(premiums)	(loss)	depreciation	(sales)	of Level 3	9/30/09	at 9/30/09

INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks
Energy and Energy Services	$828,810	$—	$—	$(828,810)	$—	$—	$0	$(828,810)
Warrants
Energy and Energy Services	168,003	—	—	(168,003)	—	—	0	(168,003)
Corporate Bonds	1,282,067	40,581	—	(20,810)	481,757	—	1,783,595	(20,810)

TOTAL INVESTMENTS IN SECURITIES	$2,278,880	$40,581	$—	$(1,017,623)	$481,757	$—	$1,783,595	$(1,017,623)

THE GABELLI GLOBAL GOLD, NATURAL RESOURCES & INCOME TRUST
NOTES TO SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
2. Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purpose of increasing the income of the Fund, hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase, or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.
     Current notional amounts are an indicator of the volume of the Fund’s derivative activities during the period.
     Swap Agreements. The Fund may enter into equity swap transactions for the purpose of increasing the income of the Fund. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In a swap, a set of future cash flows is exchanged between two counterparties. One of these cash flow streams will typically be based on a reference interest rate combined with the performance of a notional value of shares of a stock. The other will be based on the performance of the shares of a stock. Depending on the general state of short-term interest rates and the returns on the Fund’s portfolio securities at the time a swap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction.
     The Fund has entered into equity swap agreements with The Goldman Sachs Group, Inc. Details of the swaps at September 30, 2009 are as follows:

Notional	Equity Security	Interest Rate/	Termination	Net Unrealized
Amount	Received	Equity Security Paid	Date	Appreciation

One Month LIBOR
plus 65 bps plus
	Market Value	Market Value
	Appreciation on:	Depreciation on:
$374,041 (528,986 Shares)	LLX Logistica SA	LLX Logistica SA	3/23/10	$1,560,762
	MMX Mineracao e	MMX Mineracao e
886,032 (672,000 Shares)	Metalicos SA	Metalicos SA	3/23/10	3,271,118

$4,831,880

     For open derivative instruments as of September 30, 2009, see the preceding tables, which are also indicative of activity for the year ended December 31, 2008.

THE GABELLI GLOBAL GOLD, NATURAL RESOURCES & INCOME TRUST
NOTES TO SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
     Options. The Fund may purchase or write call or put options on securities or indices for the purpose of increasing the income of the Fund. As a writer of put options, the Fund receives a premium at the outset and then bears the risk of unfavorable changes in the price of the financial instrument underlying the option. The Fund would incur a loss if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. The Fund would realize a gain, to the extent of the premium, if the price of the financial instrument increases between those dates. If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. If a written put option is exercised, the premium reduces the cost basis of the security.
     As a purchaser of put options, the Fund pays a premium for the right to sell to the seller of the put option the underlying security at a specified price. The seller of the put has the obligation to purchase the underlying security upon exercise at the exercise price. If the price of the underlying security declines, the Fund would realize a gain upon sale or exercise. If the price of the underlying security increases or stays the same, the Fund would realize a loss upon sale or at the expiration date, but only to the extent of the premium paid.
     In the case of call options, these exercise prices are referred to as “in-the-money”, “at-the-money”, and “out-of-the-money”, respectively. The Fund may write (a) in-the-money call options when the Adviser expects that the price of the underlying security will remain stable or decline during the option period, (b) at-the-money call options when the Adviser expects that the price of the underlying security will remain stable, decline, or advance moderately during the option period, and (c) out-of-the-money call options when the Adviser expects that the premiums received from writing the call option will be greater than the appreciation in the price of the underlying security above the exercise price. By writing a call option, the Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. Out-of-the-money, at-the-money, and in-the-money put options (the reverse of call options as to the relation of exercise price to market price) may be utilized in the same market environments that such call options are used in equivalent transactions. Option positions at September 30, 2009 are presented within the Schedule of Investments.
3. Tax Information. Under the current tax law, capital losses related to securities and foreign currency realized after October 31 and prior to the Fund’s fiscal year end may be treated as occurring on the first day of the following year. For the year ended December 31, 2008, the Fund deferred capital losses of $27,712,086 and currency losses of $130,859.

TRUSTEES AND OFFICERS
THE GABELLI GLOBAL GOLD, NATURAL RESOURCES & INCOME TRUST
One Corporate Center, Rye, NY 10580-1422

Trustees
Anthony J. Colavita
President,
Anthony J. Colavita, P.C.

James P. Conn
Former Managing Director &
Chief Investment Officer,
Financial Security Assurance Holdings Ltd.

Mario d’Urso
Former Italian Senator

Vincent D. Enright
Former Senior Vice President &
Chief Financial Officer,
KeySpan Corp.

Frank J. Fahrenkopf, Jr.
President & Chief Executive Officer,
American Gaming Association

Michael J. Melarkey
Attorney-at-Law,
Avansino, Melarkey, Knobel & Mulligan

Salvatore M. Salibello
Certified Public Accountant,
Salibello & Broder, LLP

Anthonie C. van Ekris
Chairman, BALMAC International, Inc.

Salvatore J. Zizza
Chairman, Zizza & Co., Ltd.

Officers
Bruce N. Alpert
President

Carter W. Austin
Vice President

Peter D. Goldstein
Chief Compliance Officer

Christopher Mancini
Assistant Vice President & Ombudsman

Molly A.F. Marion
Vice President

Agnes Mullady
Treasurer and Secretary

Investment Adviser
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422

Custodian
The Bank of New York Mellon

Counsel
Skadden, Arps, Slate, Meagher & Flom LLP

Transfer Agent and Registrar
American Stock Transfer and Trust Company

Stock Exchange Listing		6.625%
	Common	Preferred

NYSE Amex–Symbol:	GGN	GGN PrA
Shares Outstanding:	26,342,468	3,955,687

The Net Asset Value per share appears in the Publicly Traded Funds column, under the heading “Specialized Equity Funds,” in Monday’s The Wall Street Journal. It is also listed in Barron’s Mutual Funds/Closed End Funds section under the heading “Specialized Equity Funds.”
The Net Asset Value per share may be obtained each day by calling (914) 921-5070 or visiting www.gabelli.com.

For general information about the Gabelli Funds, call 800-GABELLI (800-422-3554), fax us at 914-921-5118, visit Gabelli Funds’ Internet homepage at: www.gabelli.com, or e-mail us at: closedend@gabelli.com

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund may, from time to time, purchase its common shares in the open market when the Fund’s shares are trading at a discount of 7.5% or more from the net asset value of the shares. The Fund may also, from time to time, purchase its preferred shares in the open market when the preferred shares are trading at a discount to the liquidation value.

Item 2. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Gabelli Global Gold, Natural Resources & Income Trust

By (Signature and Title)*	/s/ Bruce N. Alpert Bruce N. Alpert, Principal Executive Officer

Date 11/27/09
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert Bruce N. Alpert, Principal Executive Officer

Date 11/27/09

By (Signature and Title)*	/s/ Agnes Mullady Agnes Mullady, Principal Financial Officer and Treasurer

Date 11/27/09

*	Print the name and title of each signing officer under his or her signature.